INCOME TAXES (Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of Tax holiday - HNTE (as a percent)	1.10%		11.30%
Effect of Tax holiday - non-taxable income (as a percent)			0.80%
Valuation allowance (as a percent)	(29.90%)	(142.30%)	(36.10%)
Expiration of tax loss (as a percent)	(3.80%)	0.00%	(14.00%)
Effect of different tax rate of subsidiaries (as a percent)	(4.10%)	113.90%	13.50%
Effect of future tax rate change (as a percent)	10.30%	20.90%
Non-deductible expense (as a percent)	(5.60%)	(65.40%)	(7.30%)
R and D super deduction (as a percent)	3.70%	44.30%	8.40%
Land value-added tax (as a percent)	(3.70%)
Others (as a percent)	(0.10%)	(11.70%)	(0.60%)
Effective income tax rate (as a percent)	(7.10%)	(15.30%)	1.00%